PROPERTY, PLANT AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	June 30,	December 31,
	2025	2024
Construction in progress	$346,509,541	$324,224,632
Land	1,439,000	1,260,000
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,662,675	16,662,675
Total property, plant and equipment	$374,166,216	$351,702,307

XCF Global Capital Inc [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	December 31,	December 31,
	2024	2023

Construction in progress	$12,887,415	$12,852,415
Additions	-	35,000
Construction in progress	$12,887,415	$12,887,415

The Company has not placed any of the assets into service, therefore depreciation expense for the year ended December 31, 2024 and for the period February 9, 2023 (inception) to December 31, 2023, was $0.